Financial Risk Management - Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	$ 27	$ 40
Add: Change in fair value of hedging instrument recognised in OCI	604	(221)
Less: Reclassified from reserves to financial expenses - recognised through OCI	(585)	208
At the end of the financial year	46	27
Cash flow hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	71	163
Add: Change in fair value of hedging instrument recognised in OCI	863	(315)
Less: Reclassified from reserves to financial expenses - recognised through OCI	(792)	223
At the end of the financial year	142	71
Cash flow hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(21)	(49)
Add: Change in fair value of hedging instrument recognised in OCI	(259)	94
Less: Reclassified from reserves to financial expenses - recognised through OCI	238	(66)
At the end of the financial year	(42)	(21)
Cash flow hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	50	114
Add: Change in fair value of hedging instrument recognised in OCI	604	(221)
Less: Reclassified from reserves to financial expenses - recognised through OCI	(554)	157
At the end of the financial year	100	50
Cost of hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(32)	(106)
Less: Reclassified from reserves to financial expenses - recognised through OCI	(45)	74
At the end of the financial year	(77)	(32)
Cost of hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	9	32
Less: Reclassified from reserves to financial expenses - recognised through OCI	14	(23)
At the end of the financial year	23	9
Cost of hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(23)	(74)
Less: Reclassified from reserves to financial expenses - recognised through OCI	(31)	51
At the end of the financial year	$ (54)	$ (23)